Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Carry forward tax losses	$ 249,270	$ 263,085
Deferred revenues	4,221	3,862
Current deferred tax liability, net	(8,546)	(6,362)
Employee stock based compensation	15,642	15,105
Non-current deferred tax asset, net	25,553	25,296
Accrued employee costs	4,825	5,317
Non-current deferred tax liability		(1,274)
Reserves and allowances	2,540	2,238
Property and equipment	1,254	1,404
Marketable securities amortization	4,962	3,202
Intangible assets	5,794	7,218
Tax credits	2,618	2,213
Deferred tax assets before valuation allowance	291,126	303,644
Valuation allowance	(246,785)	(260,251)
Deferred tax asset	44,341	43,393
Intangible assets	(7,927)	(8,706)
Unrealized gains on marketable securities, net	(4,428)	(3,876)
Other	(783)	(509)
Deferred tax liability	(13,138)	(13,091)
Deferred tax asset, net	31,203	30,302
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Current deferred tax asset, net	4,862	4,240
Current deferred tax liability, net	(2,799)	(2,280)
Non-current deferred tax asset, net	14,403	14,616
Deferred tax asset, net	16,466	16,576
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Current deferred tax asset, net	9,334	8,402
Current deferred tax liability, net	(5,747)	(4,082)
Non-current deferred tax asset, net	11,150	10,680
Non-current deferred tax liability		(1,274)
Deferred tax asset, net	$ 14,737	$ 13,726